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                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2010


   1    William Blair Funds
        222 West Adams Street
        Chicago, IL 60606
                                       ---------------
   2                                         X
                                       ---------------

   3    811-5344

4(a)    December 31, 2010

4(b)

4(c)

   5
                                  (i)                           $4,577,202,194

                                 (ii)  $4,509,381,039

                                (iii)               0

                                 (iv)               0           $4,509,381,039

                                  (v)                              $67,821,156

                                 (vi)               0

                                (vii)                                 0.01161%

                               (viii)                                $7,874.04

   6                   Not applicable

   7                                                                         0

   8                                                                 $7,874.04
        -------------------------------
   9                                X  wire transfer
        -------------------------------

  by    Colette M. Garavalia
        Treasurer

        March 4, 2010